SHARE OPTION PLANS (Tables)	12 Months Ended
Jun. 30, 2021
Stock Plan [Abstract]
Share-based Payments Expenses

The share-based payments expenses in the consolidated statements of profit or loss and other comprehensive income consist of the following:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Cash settled:
Phantom Stock Plan	851	(31)	(300)

Equity settled:
2017 IBEX Stock Plan	—	—	4,132
2018 Restricted Stock Awards (RSA)	45	95	255
2020 Long term Incentive Plan	3,625	295	—
	3,670	390	4,387

Total	4,521	359	4,087

Share-based payments from discontinued operations	—	—	875

Phantom Stock Plan [Member]
Stock Plan [Abstract]
Summary of Options Outstanding and Exercisable

The fair value of options issued in February 2018, March 2018 and February 2021 is $5.53 - $12.82 per option as of June 30, 2021. A roll forward of the phantom options are as follows:

	2021		2020
	Weighted	Share	Weighted	Share
	average	Options	average	Options
	exercise price	(Number)	exercise price	(Number)
	(US$)		(US$)
Options outstanding as of beginning of the period	6.81	54,575	6.81	54,575
Options granted during the period	20.86	167,935	—	—
Options exercised during the period	6.81	(11,770)	—	—
Options forfeited / cancelled / expired during the period	—	—	—	—
Options outstanding as of end of the period	18.01	210,740	6.81	54,575

Options exercisable as of end of the period	12.90	95,660	6.81	45,684

2018 RSA Plan - Non-Executive Management [Member]
Stock Plan [Abstract]
Summary of Restricted Share awards ("RSAs") Outstanding and Exercisable

A summary of the Restricted Share awards (“RSAs”) outstanding and exercisable as of June 30, 2021 and June 30, 2020 are as follows:

	2021		2020
	Grant Date		Grant Date
	Fair Market	RSA	Fair Market	RSA
	Value	(Number)	Value	(Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	650,193	0.61	916,929
RSAs granted during the period	0.61	280	—	—
RSAs exercised during the period	—	—	—	—
RSAs forfeited / cancelled / expired during the period	0.61	(12,088)	0.61	(266,736)
RSAs outstanding as of end of the period	0.61	638,385	0.61	650,193

RSAs vested as of end of the period	0.61	587,756	0.61	481,859

2018 RSA Plan Non-Performance - Executive Leadership Team [Member]
Stock Plan [Abstract]
Summary of Restricted Share awards ("RSAs") Outstanding and Exercisable

A summary of the Restricted Share awards outstanding and exercisable as of June 30, 2021 and June 30, 2020 are as follows:

	2021		2020
	Grant Date		Grant Date
	Fair Market	RSA	Fair Market	RSA
	Value	(Number)	Value	(Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	918,719	0.61	1,006,519
RSAs granted during the period	—	—	—	—
RSAs exercised during the period	—	—	—	—
RSAs forfeited / cancelled / expired during the period	—	—	0.61	(87,800)
RSAs outstanding as of end of the period	0.61	918,719	0.61	918,719

RSAs vested as of end of the period	0.61	844,452	0.61	647,702

2018 Restricted Stock Awards, Performance - Executive Leadership Team [Member]
Stock Plan [Abstract]
Summary of Restricted Share awards ("RSAs") Outstanding and Exercisable

A summary of the Restricted Share awards outstanding and exercisable as of June 30, 2021 and June 30, 2020 are as follows:

	2021		2020
	Grant Date		Grant Date
	Fair Market	RSA	Fair Market	RSA
	Value	(Number)	Value	(Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	272,748	0.61	449,926
RSAs granted during the period	—	—	—	—
RSAs exercised during the period	—	—	—	—
RSAs forfeited / cancelled / expired during the period	—	—	0.61	(177,178)
RSAs outstanding as of end of the period	0.61	272,748	0.61	272,748

RSAs vested as of end of the period	0.61	207,961	0.61	46,809

2020 Long Term Incentive Plan [Member]
Stock Plan [Abstract]
Summary of Options Outstanding and Exercisable

A summary of the options / awards outstanding and exercisable as of June 30, 2021 and June 30, 2020 are as follows:

	2021		2020
		Share		Share
	Weighted	Options /	Weighted	Options /
	average	awards	average	awards
	exercise price	(Number)	exercise price	(Number)
	(US$)		(US$)
Options / awards outstanding as of beginning of the year	12.75	338,432	12.75	338,432
Options / awards granted during the year	19.23	525,143	—	—
Options / awards exercised during the year	19.00	(1,442)	—	—
Options / awards forfeited / cancelled / expired during the year	15.96	(16,215)	—	—
Options / awards outstanding as of end of the year	16.70	845,918	12.75	338,432

Options / awards exercisable as of end of the year	16.97	366,865	12.75	40,500